Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating activities
Net profit / (loss) for the period	€ (25,113)	€ (33,967)	€ (137,654)	€ (98,119)
Reversal of non-cash consideration relating to revenue			(5,334)
Reversal of share of profit/(loss) of associate	1,338		5,452
Reversal of finance income	(30,547)	(4,262)	(30,285)	(20,532)
Reversal of finance expenses	368	42	812	53
Reversal of tax charge	(61)	(100)	(196)	(306)
Adjustments for:
Share-based payment			26,205	12,787
Depreciation			4,716	631
Changes in working capital:
Deposits			(310)	(948)
Trade receivables			6	167
Other receivables			19	(1,340)
Prepayments			4,478	(5,482)
Contract liabilities (deferred income)			(5,529)
Trade payables and other payables			3,596	7,237
Cash flows generated from / (used in) operations			(134,024)	(105,852)
Finance income received			8,087	3,065
Finance expenses paid			(526)	(53)
Income taxes received / (paid)			(237)	(400)
Cash flows from / (used in) operating activities			(126,700)	(103,240)
Investing activities
Acquisition of property, plant and equipment			(4,030)	(1,587)
Cash flows from / (used in) investing activities			(4,030)	(1,587)
Financing activities
Payment of finance lease liabilities			(2,992)
Capital increase			524,023	215,460
Cost of capital increase			(31,701)	(13,118)
Cash flows from / (used in) financing activities			489,330	202,342
Increase / (decrease) in cash and cash equivalents			358,600	97,515
Cash and cash equivalents at January 1			277,862	195,351
Effect of exchange rate changes on balances held in foreign currencies			22,198	17,467
Cash and cash equivalents at September 30	658,660	310,333	658,660	310,333
Restricted cash included in cash and cash equivalents	€ 5,935	€ 5,507	€ 5,935	€ 5,507